Exhibit 99.4

Rebuttal Findings 11.25.2024

Seller:

Deal ID:

Total Loan Count: 868

Loans by Grade in Population
Loan Grade	Count	Percentage
1	733	84.45%
2	75	8.64%
3	60	6.91%

Trade Summary
Loan Status	Count	Percentage
Review Complete	808	93.09%
In Rebuttal	60	6.91%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	141	141	141	60	81	0	0	60	0	75	6
2	1	1	1	0	1	0	0	0	0	0	1
1	2462	2	2	2462	0	0	0	0	0	0	2462

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	2	2	0	0	0	0	0
State Disclosure - Texas Fair Market Value of Homestead Property Acknowledgement/Missing	1	1	0	0	0	0	0
Security Instrument - Inaccurate	1	1	0	0	0	0	0
Credit	5	4	0	1	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	4	4	0	0	0	0	0
Income Variance	1	0	0	1	0	0	0
Valuation	135	135	0	0	60	0	75
Appraisal - Value is not supported within a 10% variance	135	135	0	0	60	0	75